PRINCIPAL ACTIVITIES AND ORGANIZATION - Summary of Financial Information of consolidated VIE (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2022 USD ($)
Current assets
Cash and cash equivalents	¥ 9,751,824		¥ 11,341,758		$ 1,413,882
Short-term investments	3,458,089		884,996		501,376
Accounts receivable, net	9,862		1,002		1,430
Amounts due from related parties	5,714		6,615		828
Prepayments and other current assets	600,773		724,583		87,104
Total current assets	13,826,262		12,958,954		2,004,620
Non-current assets
Property, equipment and software, net	691,036		369,126		100,191
Intangible assets, net	10,251		458		1,486
Right-of-use assets, net	289,628		309,085		41,992
Other non-current assets	4,000		4,000		580
Total non-current assets	1,000,605		682,669		145,074
Total assets	14,826,867		13,641,623		2,149,694
Current liabilities
Accounts payable	185,297		52,963		26,866
Deferred revenue	2,060,892		1,958,570		298,801
Other payables and accrued liabilities	633,482		645,138		91,846
Operating lease liabilities, current	151,438		127,531		21,956
Total current liabilities	3,031,109		2,784,202		439,469
Non-current liabilities
Operating lease liabilities, non-current	143,591		183,365		20,819
Deferred tax liabilities	11,404				1,653
Total non-current liabilities	154,995		183,365		22,472
Total liabilities	3,186,104		2,967,567		$ 461,941
Total revenues	4,511,062	$ 654,042	4,259,128	¥ 1,944,359
Cost of revenues	(754,861)	(109,445)	(554,648)	(240,211)
Net loss/income	107,245	15,548	(1,071,074)	(941,895)
Net cash generated from operating activities	1,003,042	145,427	1,641,381	395,911
Net cash used in investing activities	(2,816,581)	(408,365)	(601,862)	467,305
Net cash generated from/(used in) financing activities	(669,232)	(97,029)	6,431,263	2,882,112
Net increase in cash and cash equivalents	(1,589,934)	(230,518)	7,343,555	3,590,848
Cash and cash equivalents at beginning of the year	11,341,758	1,644,400	3,998,203	407,355
Cash and cash equivalents at end of the year	9,751,824	$ 1,413,882	11,341,758	3,998,203
Consolidated VIE
Current assets
Cash and cash equivalents	1,020,243		864,851
Short-term investments	1,244,243		864,557
Accounts receivable, net	2,253		1,002
Amounts due from Group companies	136,757		86,989
Amounts due from related parties	5,714		6,615
Prepayments and other current assets	528,908		487,598
Total current assets	2,938,118		2,311,612
Non-current assets
Property, equipment and software, net	688,578		368,381
Intangible assets, net	368		458
Right-of-use assets, net	281,913		301,288
Other non-current assets	4,000		4,000
Total non-current assets	974,859		674,127
Total assets	3,912,977		2,985,739
Current liabilities
Accounts payable	185,211		52,938
Deferred revenue	2,058,569		1,958,570
Other payables and accrued liabilities	576,189		626,151
Amounts Due To Group Companies	14,876		27,223
Operating lease liabilities, current	146,359		124,464
Total current liabilities	2,981,204		2,789,346
Non-current liabilities
Operating lease liabilities, non-current	141,096		178,844
Deferred tax liabilities	9,427
Total non-current liabilities	150,523		178,844
Total liabilities	3,131,727		2,968,190
Total revenues	4,498,131		4,259,128	1,944,359
Cost of revenues	(750,932)		(554,575)	(232,261)
Net loss/income	117,298		551,133	(303,061)
Net cash generated from operating activities	893,078		1,717,104	494,187
Net cash used in investing activities	(702,542)		(591,213)	(632,568)
Net cash generated from/(used in) financing activities	(35,144)		(444,239)	260,484
Net increase in cash and cash equivalents	155,392		681,652	122,103
Cash and cash equivalents at beginning of the year	864,851		183,199	61,096
Cash and cash equivalents at end of the year	¥ 1,020,243		¥ 864,851	¥ 183,199